Concentrations of Risk	12 Months Ended
Dec. 31, 2013
Concentration of Risk
Concentrations of Risk

Our Paper segment has had a long-standing commercial and contractual relationship with OfficeMax Incorporated (OfficeMax), and OfficeMax is our largest customer in the paper business. Following a merger in late 2013, OfficeMax is now a wholly-owned subsidiary of Office Depot. Although we expect our long-term business and contractual relationship with OfficeMax to continue post-merger, the relationship exposes us to a significant concentration of business and financial risk. For the period of October 25, 2013, through December 31, 2013, our sales to Office Depot (including OfficeMax) represented 2% of our total company sales revenue and 38% of our Paper segment sales revenue. At December 31, 2013, we had $39.2 million of accounts receivable due from Office Depot (including OfficeMax), which represents 6% of our total company receivables.

We cannot predict how the merger between OfficeMax and Office Depot will affect our business. Significant increases in paper purchases would intensify the concentration of risk. Significant reductions in paper purchases would cause our paper business to expand its customer base and could potentially decrease its profitability if new customer sales required either a decrease in pricing and/or an increase in cost of sales. Any significant deterioration in the financial condition of the post-merger entity affecting the ability to pay or causing a significant change in the willingness to continue to purchase our products could harm our business and results of operations.

Labor

At December 31, 2013, we had approximately 13,600 employees and approximately 50% of these employees worked pursuant to collective bargaining agreements. Approximately 75% of our hourly employees are represented by unions. The majority of our unionized employees are represented by the United Steel Workers (USW), the International Brotherhood of Teamsters (IBT), the International Association of Machinists (IAM), and the Association of Western Pulp and Paper Workers (AWPPW). We are currently in negotiations to renew or extend any union contracts that have recently expired or are expiring in the near future, including the agreements at our Jackson, Alabama, paper mill, which expire August 31, 2014. During 2013, we experienced no work stoppages and believe we have satisfactory labor relations with our employees. Approximately 20% of our employees work pursuant to collective bargaining agreements that will expire within the next twelve months.